Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long term investments - common shares held [line items]
Fair value		$ 59,941	$ 196,241	$ 309,757
Cost of Addition		7,453	23,570
Proceeds of Disposition		(129,753)	(162,942)
Fair value adjustment gains (losses)	[1]	(14,000)	25,856
Realized gain (loss) on disposal		$ 73,578	$ 60,814
Bear Creek [member]
Long term investments - common shares held [line items]
Shares owned		13,264	13,264
Percentage of outstanding shares owned		10.67%	11.80%
Fair value		$ 12,764	$ 32,609	27,983
Fair value adjustment gains (losses)		(19,845)	$ 4,626
Realized gain (loss) on disposal		$ 0
Sabina [member]
Long term investments - common shares held [line items]
Shares owned		11,700	11,700
Percentage of outstanding shares owned		2.82%	3.59%
Fair value		$ 13,381	$ 30,233	17,296
Fair value adjustment gains (losses)		$ (16,852)	$ 12,937
First Majestic [member]
Long term investments - common shares held [line items]
Shares owned			7,155
Percentage of outstanding shares owned		0.00%	3.23%
Fair value			$ 95,984	248,137
Proceeds of Disposition		$ (112,188)	(151,113)
Fair value adjustment gains (losses)		16,204	(1,040)
Realized gain (loss) on disposal		60,530	56,644
Other investments [member]
Long term investments - common shares held [line items]
Fair value		33,796	37,415	$ 16,341
Cost of Addition		7,453	23,570
Proceeds of Disposition		(17,565)	(11,829)
Fair value adjustment gains (losses)		6,493	9,333
Realized gain (loss) on disposal		$ 13,048	$ 4,170

[1]	LTIs = long-term investments – common shares held.